Income Taxes - Reconciliation of Income Tax at Federal Statutory Tax Rates to Income Tax Benefit From Continuing Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 25, 2016	Dec. 30, 2016	Dec. 25, 2015	Dec. 26, 2014
Effective rate reconciliation:
U.S. federal tax expense			$ 7,046	$ 3,084	$ 62
State income taxes, net			(324)	(383)	(320)
Permanent items			488	114	76
Foreign rate differential			(5,907)	(4,259)	(2,491)
Tax holiday			(5,714)	(3,872)	(2,279)
Credits			(794)	(691)	(986)
Tax contingencies			86	(835)	170
Withholding tax			1,435	925	465
Other, net			168	(71)	(301)
Valuation allowance release due to acquisition			(2,271)
Valuation allowance			5,138	1,997
Income tax benefit from continuing operations	$ 525	$ 236	$ (649)	$ (3,991)	$ (5,604)